Holding Company Only Financial Statements (Condensed Unconsolidated Statements of Cash Flow) (Details) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income	$ (45)	$ 40	$ 41	$ 27	$ 28	$ 57	$ 47	$ 39	$ 33	$ 47	$ 46	$ 32	$ 63	$ 171	$ 158
Adjustments to reconcile net income to net cash used in operating activities:
Change in other assets													23	(39)	239
Provision for deferred tax benefit													146	83	80
Change in other liabilities													(42)	55	(11)
Change in fair value and other non-cash changes													(280)	(168)	(132)
Net cash (used in) operating activities													(25,322)	(16,340)	(9,519)
Investing Activities
Net cash provided by investing activities													22,494	16,201	5,885
Financing Activities
Redemption of preferred stock													0	(267)	0
Dividends paid on preferred stock													0	(105)	0
Net cash provided by financing activities													2,843	109	3,734
Cash and cash equivalents, beginning of year				158									158
Cash and cash equivalents, end of year	204				158								204	158
Parent Company
Operating Activities
Net income													63	171	158
Adjustments to reconcile net income to net cash used in operating activities:
Equity in (income) loss of subsidiaries													47	12	(172)
Stock-based compensation													5	10	3
Change in other assets													18	(8)	(6)
Provision for deferred tax benefit													0	0	1
Change in other liabilities													(2)	(22)	9
Change in fair value and other non-cash changes													(5)	(4)	0
Net cash (used in) operating activities													126	159	(7)
Investing Activities
Net change in investment in subsidiaries													0	0	(2)
Net cash provided by investing activities													0	0	(2)
Financing Activities
Proceeds from the issuance of junior subordinated debentures													0	245	0
Redemption of preferred stock													0	(267)	0
Dividends paid on preferred stock													0	(104)	0
Net cash provided by financing activities													0	(126)	0
Net increase (decrease) in cash and cash equivalents													126	33	(9)
Cash and cash equivalents, beginning of year				$ 70				$ 37				$ 46	70	37	46
Cash and cash equivalents, end of year	$ 196				$ 70				$ 37				$ 196	$ 70	$ 37